Summary of Financial Information of Group's Two Variable Interest Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Net revenues	$ 242,573,674	$ 362,057,913	$ 293,241,185
Net income	(17,926,074)	5,123,259	(6,409,181)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	190,302,130	290,145,402	195,749,845
Net income	$ 1,765,918	$ 6,876,485	$ 5,243,804